CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue:
Total revenue		$ 2,217,551,285	$ 1,976,907,231	$ 1,561,624,693
Costs of revenue:
Total costs of revenue		(1,602,072,983)	(1,517,279,018)	(1,203,636,380)
Gross profit		615,478,302	459,628,213	357,988,313
Selling and distribution expenses		(83,591,651)	(75,723,717)	(58,213,716)
General and administrative expenses		(156,456,170)	(136,844,741)	(120,415,631)
Operating income		375,430,481	247,059,755	179,358,966
Interest income		31,225,694	16,859,086	20,916,567
Interest expense		(99,245,696)	(66,153,440)	(29,856,832)
Net loss on debt extinguishment		(21,443,949)	(15,879,702)	(12,123,750)
Net realized gain/ (loss) on short-term investments		(3,407,090)	7,873,987	2,505,696
Unrealized gain on short-term investments		1,150,200	2,095,979	235,334
Exchange gain/ (loss)		(25,677,654)	756,926	458,959
Other income		1,741,732	2,326,010	4,540,227
Share of loss of equity investees		(9,374,451)	(1,710,070)	(324,612)
Income from operations before income taxes		250,399,267	193,228,531	165,710,555
Income taxes		(144,447,247)	(113,117,126)	(86,247,875)
Net income		105,952,020	80,111,405	79,462,680
Net income attributable to non-controlling interest		(32,917,471)	(16,483,854)	(6,485,132)
Net income attributable to Xinyuan Real Estate Co., Ltd. shareholders		$ 73,034,549	$ 63,627,551	$ 72,977,548
Earnings per share:
Basic		$ 0.57	$ 0.49	$ 0.55
Diluted		$ 0.57	$ 0.48	$ 0.53
Shares used in computation:
Basic	[1]	127,129,478	128,704,610	133,261,510
Diluted		129,140,830	131,605,869	137,653,029
Other comprehensive (loss)/income, net of tax of nil
Foreign currency translation adjustments		$ (59,759,616)	$ 66,062,603	$ (66,273,588)
Comprehensive income		46,192,404	146,174,008	13,189,092
Comprehensive income attributable to non-controlling interest		(32,505,770)	(18,637,833)	(5,846,269)
Comprehensive income attributable to Xinyuan Real Estate Co., Ltd. shareholders		13,686,634	127,536,175	7,342,823
Real Estate [Member]
Revenue:
Total revenue		2,139,370,792	1,924,560,806	1,524,968,403
Costs of revenue:
Total costs of revenue		(1,543,974,061)	(1,474,067,213)	(1,174,571,926)
Management Service [Member]
Revenue:
Total revenue		63,447,420	41,738,319	30,022,747
Costs of revenue:
Total costs of revenue		(44,619,783)	(31,646,448)	(24,281,442)
Real Estate Lease [Member]
Revenue:
Total revenue		9,584,972	8,732,799	5,946,051
Costs of revenue:
Total costs of revenue		(9,348,616)	(11,006,122)	(3,682,645)
Real Estate, Other [Member]
Revenue:
Total revenue		5,148,101	1,875,307	687,492
Costs of revenue:
Total costs of revenue		$ (4,130,523)	$ (559,235)	$ (1,100,367)

[1]	The restricted shares repurchased by the trustee that are unvested are excluded from the number of shares outstanding for purposes of computing basic earnings per share in accordance with ASC 260. However, these unvested restricted shares are factored into the computation of diluted earnings per share using the treasury stock method.